July 21, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert SAGE Fund SEC File Nos. 333-152031 and 811-22212

Ladies and Gentlemen:

Pursuant to Rule 472 under the Securities Act of 1933, as amended, and Rule 8b-15 under the Investment Company Act of 1940, as amended, attached is Pre-Effective Amendment No. 1 to the Registration Statement of Calvert SAGE Fund on Form N-1A (File Nos. 333-152031 and 811-22212). Calvert SAGE Fund initially filed its Registration Statement on June 30, 2008 (Calvert Global Water Fund, Accession No. 0001438390-08-000002).

The purpose of this filing is to create an additional series, Calvert Large Cap Value Fund. We plan to have the filing become effective on September 30, 2008.

This filing includes three prospectuses for Calvert Large Cap Value Fund (one for retail share Classes A and C, one for institutional share Class I and one for financial intermediary share Class Y) and one joint statement of additional information for all share classes of this Fund.

If you have questions or require further information, please contact me at 301-951-4890.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel

cc: Valerie J. Lithotomos, SEC